Common Stock, Stock Option Plans and Stock Compensation Agreements (Tables)	12 Months Ended
Dec. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of option activity under the Plan as of December 30, 2012, January 1, 2012 and January 2, 2011 and changes during the years ending on those dates is presented below:

(Shares in Thousands)	Outstanding Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (Dollars in Millions)
Shares at January 3, 2010	212,719	$58.66	$1,310
Options granted	13,996	62.62
Options exercised	(25,020)	51.84
Options canceled/forfeited	(8,005)	62.36
Shares at January 2, 2011	193,690	59.68	648
Options granted	9,530	62.21
Options exercised	(20,160)	56.65
Options canceled/forfeited	(3,601)	62.38
Shares at January 1, 2012	179,459	60.10	1,004
Options granted	8,661	65.36
Options exercised	(49,388)	56.73
Options canceled/forfeited	(4,381)	62.97
Shares at December 30, 2012	134,351	$61.58	$1,061

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes stock options outstanding and exercisable at December 30, 2012:

(Shares in Thousands)	Outstanding			Exercisable
Exercise Price Range	Options	Average Life(1)	Average Exercise Price	Options	Average Exercise Price
$49.66-$53.77	3,600	0.1	$52.19	3,599	$52.19
$53.93-$58.33	29,134	3.6	$56.13	28,076	$56.04
$58.34-$61.75	29,604	4.0	$60.01	29,556	$60.01
$61.86-65.37	28,817	7.8	$63.29	464	$63.88
$65.62-$68.37	43,196	2.9	$65.97	43,165	$65.97
	134,351	4.3	$61.58	104,860	$61.15

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The average fair value of options granted was $6.39, $7.47 and $8.03, in 2012, 2011, and 2010, respectively. The fair value was estimated based on the weighted average assumptions of:

	2012	2011	2010
Risk-free rate	1.06%	2.41%	2.78%
Expected volatility	18.38%	18.20%	17.40%
Expected life (in years)	6.0	6.0	6.0
Dividend yield	3.60%	3.60%	3.30%

Schedule Of Share Based Compensation Other Than Stock Options Activity [Table Text Block]
A summary of the restricted share units and performance share units activity under the Plans as of December 30, 2012 is presented below:

(Shares in Thousands)	Outstanding Restricted Share Units	Outstanding Performance Share Units
Shares at January 3, 2010	26,324
Granted	12,003
Issued	(6,297)
Canceled/forfeited	(2,296)
Shares at January 2, 2011	29,734
Granted	11,478
Issued	(8,300)
Canceled/forfeited	(1,886)
Shares at January 1, 2012	31,026	—
Granted	12,197	327
Issued	(9,278)	—
Canceled/forfeited	(2,111)	(42)
Shares at December 30, 2012	31,834	285